Intangible Assets - Schedule of Indefinite Life Intangible Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Orbital Slots [Member]
Schedule of Indefinite Life Intangible Assets [Line Items]
Cost at beginning of year	$ 608,793	$ 609,742
Cost at ending of year	611,173	608,793
Accumulated impairment at ending of year	(258,877)
Net carrying values	352,296	541,913
Trade Name [Member]
Schedule of Indefinite Life Intangible Assets [Line Items]
Cost at beginning of year	17,000	17,000
Cost at ending of year	17,000	17,000
Accumulated impairment at ending of year
Net carrying values	17,000	17,000
Intellectual Property [Member]
Schedule of Indefinite Life Intangible Assets [Line Items]
Cost at beginning of year	83,896	69,065
Cost at ending of year	91,124	83,896
Accumulated impairment at ending of year
Net carrying values	91,124	83,896
Total Indefinite Life Intangible Assets [Member]
Schedule of Indefinite Life Intangible Assets [Line Items]
Cost at beginning of year	709,689	695,807
Cost at ending of year	719,297	709,689
Accumulated impairment at ending of year	(258,877)
Net carrying values	460,420	642,809
Cost [Member] | Orbital Slots [Member]
Schedule of Indefinite Life Intangible Assets [Line Items]
Additions
Impact of foreign exchange	2,380	(949)
Cost [Member] | Trade Name [Member]
Schedule of Indefinite Life Intangible Assets [Line Items]
Additions
Impact of foreign exchange
Cost [Member] | Intellectual Property [Member]
Schedule of Indefinite Life Intangible Assets [Line Items]
Additions		16,416
Impact of foreign exchange	7,228	(1,585)
Cost [Member] | Total Indefinite Life Intangible Assets [Member]
Schedule of Indefinite Life Intangible Assets [Line Items]
Additions		16,416
Impact of foreign exchange	9,608	(2,534)
Accumulated impairment [Member] | Orbital Slots [Member]
Schedule of Indefinite Life Intangible Assets [Line Items]
Accumulated impairment at beginning of year	(66,880)	(1,100)
Accumulated impairment at ending of year		(66,880)
Impairment	(191,048)	(65,953)
Impact of foreign exchange	(949)	173
Accumulated impairment [Member] | Trade Name [Member]
Schedule of Indefinite Life Intangible Assets [Line Items]
Accumulated impairment at beginning of year
Accumulated impairment at ending of year
Impairment
Impact of foreign exchange
Accumulated impairment [Member] | Intellectual Property [Member]
Schedule of Indefinite Life Intangible Assets [Line Items]
Accumulated impairment at beginning of year
Accumulated impairment at ending of year
Impairment
Impact of foreign exchange
Accumulated impairment [Member] | Total Indefinite Life Intangible Assets [Member]
Schedule of Indefinite Life Intangible Assets [Line Items]
Accumulated impairment at beginning of year	(66,880)	(1,100)
Accumulated impairment at ending of year		(66,880)
Impairment	(191,048)	(65,953)
Impact of foreign exchange	$ (949)	$ 173